Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Schedule of operating segments
	December 31, 2019	December 31, 2018
Switzerland	6,852,286	3,812,001
Total	6,852,286	3,812,001